Derivative Instruments (Narrative) (Detail) (Not Designated as Hedging Instrument, USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013 Gain or loss on derivatives	Dec. 31, 2012 Gain or loss on derivatives	Dec. 31, 2011 Gain or loss on derivatives
Derivative [Line Items]
Unrealized gain (loss)	$ 36,764	$ 7,262	$ 26,139	$ 17,751	$ 6,200	$ (2,300)	$ 0
Realized gain (losses) related to contract settlements	$ 171	$ 788	$ (20,782)	$ (1,053)	$ 700	$ 900	$ 600